SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of Compliance
b) Statement of Compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year-ended December 31, 2020. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year-ended December 31, 2020 are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 9, 2021.

Disclosure of initial application of standards or interpretations [text block]
d) Recently adopted accounting standards
Brookfield Infrastructure applied, for the first time, certain new standards applicable to our partnership that became effective January 1, 2021. The impact of these amendments on our partnership’s accounting policies are as follows:
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Disclosures
Our partnership adopted Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Phase II Amendments”), effective January 1, 2021. The Phase II Amendments provide additional guidance to address issues that will arise during the transition of benchmark interest rates. The Phase II Amendments primarily relate to the modification of financial assets, financial liabilities and lease liabilities where the basis for determining the contractual cash flows changes as a result of IBOR reform, allowing for prospective application of the applicable benchmark interest rate and to the application of hedge accounting, providing an exception such that changes in the formal designation and documentation of hedge accounting relationships that are needed to reflect the changes required by IBOR reform do not result in the discontinuation of hedge accounting or the designation of new hedging relationships. The adoption did not have a significant impact on our partnership’s financial reporting.

Brookfield Infrastructure Corporation, Special Distribution [Policy Text Block]
a) Brookfield Infrastructure Corporation
On August 30, 2019, Brookfield Infrastructure Corporation (“BIPC”) was established by the partnership. On March 30, 2020, the partnership contributed our U.K. regulated distribution operation and Brazilian regulated gas transmission operation to BIPC. On March 31, 2020, the partnership completed a special distribution (the “special distribution”) whereby unitholders as of March 20, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share (“BIPC exchangeable share”) for every nine units held. Immediately prior to the special distribution, the partnership received exchangeable shares through a distribution by Brookfield Infrastructure L.P. (“Holding LP”), or the Holding LP Distribution, of the BIPC exchangeable shares to all of its unitholders. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries received approximately 13.7 million BIPC exchangeable shares and (ii) the partnership received approximately 32.6 million BIPC exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of units held approximately 70.4% of the issued and outstanding BIPC exchangeable shares (ii) Brookfield and its affiliates held approximately 29.6% of the issued and outstanding BIPC exchangeable shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75.0% voting interest in BIPC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BIPC, which entitle the partnership to the residual value in BIPC after payment in full of the amount due to holders of BIPC exchangeable shares and class B shares. The partnership directly and indirectly controlled BIPC prior to the special distribution and continues to control BIPC subsequent to the special distribution through its interests in the company.
The BIPC exchangeable shares are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”.
i)BIPC exchangeable shares
At any time, holders of BIPC exchangeable shares have the right to exchange all or a portion of their BIPC exchangeable shares for one unit per BIPC exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received, on a fixed-for fixed basis. BIPC or the partnership, as applicable, has the ability to satisfy exchanges of BIPC exchangeable shares in units instead of cash. Additionally, the partnership has the ability to exchange all BIPC exchangeable shares for units at our election, on a fixed-for-fixed basis. As a result of these characteristics, BIPC exchangeable shares have been classified as non-controlling interests in the interim condensed and consolidated financial statements of our partnership.
ii)Basic and diluted income per unit:
The special distribution resulted in the issuance of approximately 46.3 million exchangeable shares.